Stockholders' Equity	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Shareholders' Equity [Abstract]
Shareholders' Equity
Stockholder's Equity

Stock Repurchase Program

In December 2010, the Company’s board of directors approved a share repurchase program authorizing up to $1 billion in share repurchases of the Company’s outstanding common stock. CSC has been implementing the program through purchases in compliance with Securities and Exchange Commission rules, market conditions and applicable federal and state legal requirements. The timing, volume, and nature of share repurchases are at the discretion of management and may be suspended or discontinued at any time. No end date was established for the repurchase program.

During the first quarter of fiscal 2014, 2,829,113 shares were purchased through open market purchases for an aggregate consideration of $127 million at a weighted average price of $44.78 per share. The repurchased shares were retired immediately and included in the category of authorized but unissued shares. The excess of purchase price over par value of the common shares was allocated between additional paid-in capital and retained earnings. During the first quarter of fiscal 2013, no shares were repurchased through open market purchases.

Accumulated Other Comprehensive Loss

The following tables show the activity in the components of other comprehensive loss, including the respective tax effects, and reclassification adjustments for the quarters ended June 28, 2013 and July 29, 2012, respectively:

For the three months ended June 28, 2013 (Amounts in millions)	Before Tax Amount	Tax (Expense)/Benefit	Net of Tax Amount
Foreign currency translation adjustments	$(85)	$1	$(84)
Pension and other postretirement benefit plans:
Net actuarial gain/loss arising during the year (1)	1	—	1
Amortization of net actuarial loss (2)	20	(6)	14
Total pension and other postretirement benefit plans	21	(6)	15
Total other comprehensive loss	$(64)	$(5)	$(69)

(1)	Represents the result of remeasurement of pension liability associated with a non-US pension plan.

(2)
Represents current period reclassification out of accumulated other comprehensive loss. The reclassified amounts are included in the net periodic pension cost and net periodic postretirement benefit cost of the first quarter of fiscal 2014 (see Note 8).

For the three months ended June 29, 2012 (Amounts in millions)	Before Tax Amount	Tax (Expense)/Benefit	Net of Tax Amount
Foreign currency translation adjustments	$(128)	$1	$(127)
Pension and other postretirement benefit plans:
Amortization of net actuarial loss (1)	19	(5)	14
Total pension and other postretirement benefit plans	19	(5)	14
Total other comprehensive loss	$(109)	$(4)	$(113)

(1)
Represents current period reclassification out of accumulated other comprehensive loss. The reclassified amounts are included in the net periodic pension cost and net periodic postretirement benefit cost of the first quarter of fiscal 2014 (see Note 8).

The following tables show the changes in accumulated other comprehensive loss, for the quarters ended June 28, 2013 and July 29, 2012, respectively:

(Amounts in millions)	Foreign Currency Translation Adjustments	Pension and Other Postretirement Benefit Plans	Accumulated Other Comprehensive Loss
Balance at March 29, 2013	$77	$(1,431)	$(1,354)
Current-period other comprehensive (loss) income, net of taxes	(84)	1	(83)
Amounts reclassified from accumulated other comprehensive loss, net of taxes and non-controlling interest	—	13	13
Balance at June 28, 2013	$(7)	$(1,417)	$(1,424)

(Amounts in millions)	Foreign Currency Translation Adjustments	Pension and Other Postretirement Benefit Plans	Accumulated Other Comprehensive Loss
Balance at March 30, 2012	$160	$(1,253)	$(1,093)
Current-period other comprehensive loss, net of taxes	(127)	—	(127)
Amounts reclassified from accumulated other comprehensive loss, net of taxes and non-controlling interest	—	13	13
Balance at June 29, 2012	$33	$(1,240)	$(1,207)

Stockholders’ Equity

Stock Repurchase Program

In December 2010, the Company’s board of directors approved a share repurchase program authorizing up to $1 billion in share repurchases of the Company’s outstanding common stock. CSC has been implementing the program through purchases made in open market transactions in compliance with Securities and Exchange Commission rules, market conditions, and applicable state and federal legal requirements. The timing, volume, and nature of share repurchases will be at the discretion of management, and may be suspended or discontinued at any time. No end date has been established for the repurchase program.

During fiscal 2013, 6,707,652 shares were purchased through open market purchases for an aggregate consideration of $305 million at a weighted average price of $45.47 per share. Of the aggregate consideration of $305 million, $22 million was recorded as an accrued liability for shares purchased but not yet settled in cash by March 29, 2013. During fiscal 2011, 1,353,000 shares were purchased through open market purchases for an aggregate consideration of $65 million at a weighted average price of $48.01 per share. For fiscal 2013 and 2011, the shares repurchased were retired immediately and included in the category of authorized but unissued shares. The excess of purchase price over par value of the shares repurchased was allocated between additional paid-in capital and retained earnings.

During fiscal 2012, no shares were purchased through open market purchases.

Treasury Stock Transactions

In fiscal 2013, the Company accepted 91,921 shares of its common stock in lieu of cash in connection with exercise of stock options, and 209,056 shares in lieu of cash in connection with the tax withholdings associated with the release of common stock upon vesting of restricted stock and restricted stock units.

Similarly, in fiscal 2012, the Company accepted 21,755 shares of its common stock in lieu of cash in connection with exercise of stock options, and 104,117 shares in lieu of cash in connection with the tax withholdings associated with the release of common stock upon vesting of restricted stock and restricted stock units.

Dividends

During fiscal 2013, the Company declared cash dividends per common share of $0.80 totaling $123 million. Of the total dividends declared, $30 million was declared but unpaid as of March 29, 2013. Such dividends were paid on April 15 ,2013.

Similarly, during fiscal 2012, the Company declared cash dividends per common share of $0.80 totaling $124 million. Of the total dividends declared, $31 million was unpaid as of March 30, 2012.

Accumulated Other Comprehensive Loss

The changes in accumulated other comprehensive loss for fiscal 2013 are as follows:

(Amounts in millions)	Foreign Currency Translation Adjustments	Pension and Other Postretirement Benefit Plans	Accumulated Other Comprehensive Loss
Balance at April 2, 2010	$23	(1,075)	(1,052)
Current-period other comprehensive loss income, net of taxes and non-controlling interests	261	101	362
Balance at April 1, 2011	$284	(974)	(690)
Current-period other comprehensive loss income, net of taxes and non-controlling interests	(124)	(279)	(403)
Balance at March 30, 2012	$160	$(1,253)	$(1,093)
Current-period other comprehensive (loss) income, net of taxes and non-controlling interest	(83)	(178)	(261)
Balance at March 29, 2013	$77	$(1,431)	$(1,354)